3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John M. Ford

direct dial:  215.981.4009

fordjm@pepperlaw.com

April 9, 2010

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                               Rivus Bond Fund

1933 Act Filing No.  333-165590

1940 Act Filing No.  811-02201

Registration Statement on Form N-14

Ladies and Gentlemen:

Rivus Bond Fund (the “Acquiring Fund”) is hereby transmitting for filing Pre-Effective Amendment No. 1 to its registration statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”) to register shares of beneficial interest (the “Shares”) of the Fund.  The Registration Statement relates to the registration of shares of beneficial interest to be issued in a business combination transaction subject to Rule 145(a) under the 1933 Act.  This Pre-Effective Amendment No. 1 to the Registration Statement contains revised pro forma financial information, along with certain other changes from the initial filing.

It is anticipated that the Shares would be issued to shareholders of The Hartford Income Shares Fund, Inc., (the “Acquired Fund”), in connection with (a) the reorganization of the Acquired Fund, into the Acquiring Fund (the “Reorganization”), pursuant to an agreement and plan of reorganization (“Reorganization Agreement”).  The Reorganization Agreement contemplates: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of common stock of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of common stock of the Acquired Fund; (2) the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund; and (4) the complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

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The Reorganization Agreement is subject to the requisite approval of the Acquired Fund’s shareholders at a meeting to be held in June 2010.  In addition, Acquiring Fund shareholders are required to approve the issuance of the Shares in connection with the Reorganization pursuant to NYSE listing standards.

The Acquiring Fund and the Acquired Fund are diversified closed-end investment company whose shares are listed on the New York Stock Exchange (“NYSE”) under the ticker symbols “BDF” and “HSF,” respectively.

Registration fees of $78.70 with respect to the filing were submitted in connection with the initial filing of the registration statement on March 19, 2010 (Fed. Ref. No. 0318D3B74VHC001163).

If you have any questions regarding the Registration Statement, please contact the undersigned at 215.981.4009 or John P. Falco at 215.981.4659.

Very truly yours,

/s/ John M. Ford

John M. Ford